Indebtedness - Convertible Senior Notes - Additional Information (Detail) (USD $)			0 Months Ended		12 Months Ended	0 Months Ended		0 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Dec. 05, 2013 4.25% Convertible Senior Notes due 2018 [Member]	Nov. 05, 2013 4.25% Convertible Senior Notes due 2018 [Member] TradingDay	Jan. 31, 2014 4.25% Convertible Senior Notes due 2018 [Member]	Nov. 05, 2013 4.25% Convertible Senior Notes due 2018 [Member] Measurement Period [Member]	Nov. 05, 2013 4.25% Convertible Senior Notes due 2018 [Member] Maximum [Member]	Nov. 05, 2013 4.25% Convertible Senior Notes due 2018 [Member] Minimum [Member]
Debt Instrument [Line Items]
Debt instrument issuance date					Nov. 12, 2013
Debt instrument agreement date					Nov. 05, 2013
Aggregate principal amount				$ 110,000,000	$ 125,000,000
Debt Instrument, stated percentage				4.25%	4.25%
Net proceeds from issuance of notes				105,400,000
Additional aggregate principal amount							15,000,000
Proceeds from additional issuance of notes			14,600,000
Debt instrument trading days				20
Debt instrument consecutive trading days				30 days		5 days
Debt instrument convertible threshold percentage								130.00%
Debt instrument convertible threshold percentage						98.00%
Debt instrument frequency of periodic payment					The Convertible Notes bear interest at a rate of 4.25% per year, payable semi-annually in arrears in cash on May 15 and November 15 of each year
Debt instrument maturity, Beginning date				May 15, 2014
Debt instrument maturity, Ending date				Nov. 15, 2018
Common stock initial conversion rate				43.6072
Common stock conversion principal amount				1,000
Initial conversion price per share				$ 22.93
Percentage of redemption price								130.00%
Redemption price percentage of principal amount redeemed				100.00%
Principal amount of the liability component				106,000,000
Discount rate				8.00%
Carrying amount of equity component				19,000,000	11,128,000
Discount and commission and the offering costs				800,000
Deferred taxes	$ (6,165,000)	$ 49,266,000		$ 7,100,000
Convertible Notes maturing period				5 years